ORGANIZATION AND NATURE OF OPERATIONS (Details)					6 Months Ended
	May 19, 2021	Apr. 26, 2021	Oct. 23, 2018	Sep. 25, 2017	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 16, 2017 CNY (¥)
Variable Interest Entity, Terms of Arrangements					the Company is able to absorb 90% of net interest or 100% of net loss of those VIEs.
Individuals [Member]
Remaining Paid In Capital					¥ 12,500,000	$ 1,964,971
Beijing Bhd Petroleum Technology Co Ltd [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage					49.00%
Paid In Capital					¥ 200,000
Remaining Paid In Capital					33,300,000	5,234,682
Gan Su BHD Environmental Technology Co., Ltd [Member]
Capital					50,000,000
Paid In Capital					¥ 27,495,000	$ 4,322,150
Gan Su BHD Environmental Technology Co., Ltd [Member] | Individuals [Member]
Ownership interest held by parent	51.00%
Gan Su BHD Environmental Technology Co., Ltd [Member] | Beijing Bhd Petroleum Technology Co Ltd [Member]
Percentage of equity interest transferred	3.60%	15.40%		2.00%
Ownership interest held by parent					51.00%	51.00%
Gan Su BHD Environmental Technology Co., Ltd [Member] | Nanjing Recon Technology Co Ltd [Member]
Percentage of equity interest transferred	15.40%
Ownership interest held by noncontrolling owner	19.00%
Qing Hai BHD New Energy Technology Co Ltd [Member]
Capital							¥ 50,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			55.00%		75.00%
Paid In Capital					¥ 4,200,000	$ 660,230
Equity Method Investment, Ownership Percentage			10.00%